Pension Plans, Postretirement and Other Employee Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the year	$ 0	$ 0	$ 0
Interest cost	6	6	6
Net Amortization [Abstract]
Actuarial loss	0	5	6
Prior service cost	(1)	(1)	(4)
Prior period correction	4	0	0
Net pension costs	9	10	8
Pension Plans, Defined Benefit | United States
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the year	1	1	1
Interest cost	10	15	17
Expected return on plan assets	(14)	(23)	(23)
Settlement loss	8	72	4
Net Amortization [Abstract]
Actuarial loss	5	8	8
Net pension costs	10	73	7
Pension Plans, Defined Benefit | Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the year	9	8	9
Interest cost	13	14	15
Expected return on plan assets	(25)	(20)	(21)
Settlement loss	1	0	0
Net Amortization [Abstract]
Actuarial loss	9	7	8
Prior service cost	1	1	1
Net pension costs	$ 8	$ 10	$ 12